PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Buildings [Member] CNY	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2014 Machinery and equipment [Member] CNY	Dec. 31, 2013 Machinery and equipment [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2014 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2013 Furniture, fixture and office equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment		4,363,701,241	4,119,455,158		674,404,784	632,996,431	3,587,003,598	3,412,945,731	31,996,742	24,519,713	70,296,117	48,993,283
Less: Accumulated depreciation		(1,354,103,750)	(1,024,205,575)
Less: Impairment		(37,759,828)	(33,632,696)
Subtotal		2,971,837,663	3,061,616,887
Construction in progress		129,957,509	125,381,063
Property, plant and equipment, net	499,918,636	3,101,795,172	3,186,997,950
Depreciation of property, plant and equipment	56,091,036	348,022,445	328,311,127	323,152,636
Property, plant and equipment impairment	1,002,023	6,217,151	3,573,248	65,476,299
Pledged property, plant and equipment		1,788,436,155